Related Parties	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Related Party
5. RELATED PARTIES
As of June 30, 2020, the Company’s related parties include the Chairman of the Board of Directors (Jean-Paul Kress), the Chief Executive Officer (Gil Beyen), the two Deputy General Managers (Jérôme Bailly and Eric Soyer), members of the Board of Directors (six Board members in addition to the Chairman and the Chief Executive Officer) and members of the executive committee (four members in addition to the Chief Executive Officer and the Deputy General Managers).
The remuneration of directors and other members of the executive committee was as set forth in the table below.

	06/30/2019 (6 months)			06/30/2020 (6 months)
(amounts in €‘000)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / Deputy General Managers	527	8	152	639	11	171
Executive committee	755	5	146	415	11	19
Board of directors	161	—	114	147	—	29

Total	1,442	13	412	1,200	22	218
The Company has no other related parties.